SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2019
SHORT TERM BANK LOANS
SHORT TERM BANK LOANS

NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

		Interest Rate	December 31,
	Bank Name	per Annum	2019	2018
Due on December 25, 2020,guaranteed by Shanghai Pujiang, Ossen Material Research and Dr. Tang	Agricultural Bank of China ("ABC") Jiu Long Branch	5.8225%	$3,515,003	$—
Due on October 10, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party	Anhui Commercial Bank ("ACB") Dong Hu Branch	5.655%	573,878	—
Due on August 1, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party	ACB Dong Hu Branch	5.655%	1,291,225	—
Due on August 1, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party	ACB Dong Hu Branch	5.655%	1,004,286	—
Due on June 20, 2020,guaranteed by Jiang Xi Financing guarantee co., Ltd, a 3rd party	Jiujiang Rural Commercial Bank Lian Hua branch	6.525%	717,347	—
Due on June 18, 2020,guaranteed by Pujiang International	Bank of Shanghai Guang Zhong Branch	3.915%	4,949,697	—
Due on June 8, 2020,guaranteed by Pujiang International	Bank SinoPac (China)	5.220%	2,869,389	—
Due on January 2, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,subsequently repaid on due date	Postal Savings Bank of China Ma An Shan Branch	5.438%	1,147,756	—
Due on January 2, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,subsequently repaid on due date	Postal Savings Bank of China Ma An Shan Branch	5.438%	1,004,286	—
Due on December 18, 2019,guaranteed by Shanghai Pujiang, and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.8725%	—	3,198,372
Due on October 9, 2019,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.50%	—	581,521

		Interest Rate	December 31,
	Bank Name	per Annum	2019	2018
Due on July 25, 2019,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Fei Cui Branch	5.655%	$—	$1,090,354
Due on July 23, 2019,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.00%	—	1,235,735
Due on June 27, 2019,guaranteed by Shanghai Pujiang and Dr. Tang, subsequently repaid on due date	Bank SinoPac (China)	5.22%	—	2,907,611
Due on June 26, 2019,guaranteed by Shanghai Pujiang and Dr. Tang	Bank SinoPac (China)	5.22%	—	2,907,611
Due on May 21, 2019,guaranteed by Shanghai Pujiang and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.6971%	—	363,451
Due on March 6, 2019,guaranteed by Ossen Shanghai, Dr. Tang and Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	Industrial Bank Ma An Shan Branch	5.22%	—	581,522
Due on January 27, 2019,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party subsequently repaid on due date	ACB Fei Cui Branch	6.00%	—	726,903
Total			$17,072,867	$13,593,080

All short-term bank loans are obtained from local banks in China and are repayable within one year. All short-term bank loans are secured by a portion of our property, plant and equipment and land use rights, or guaranteed by related parties. None of our short-term bank loans have financial covenants. However, each loan contains a covenant restricting our use of funds to purchases raw materials or for working capital purposes.

The average annual interest rate of the short-term bank loans was 5.48% and 5.71% as of December 31, 2019 and 2018, respectively. Interest expense, included in the financial expenses in the statement of operations, was $1,569,047, $897,840 and $932,596 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company was in compliance of their financial covenants at December 31, 2019 and 2018, respectively.